CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 845	$ 727	$ 3,441
Investment in Parent Company	576	828	172
Related company	0	72	0
Other accounts receivable	80	258	3
Total current assets	1,501	1,885	3,616
LONG-TERM ASSETS:
Investment in Parent Company	127	401	1,336
Property and Equipment, net	2	0
Total long-term assets	129	401
Total assets	1,630	2,286	4,952
CURRENT LIABILITIES:
Related company	821	0	140
Other accounts payable and accrued expenses	219	199	160
Total current liabilities	1,040	199	300
NON-CURRENT LIABILITIES:
Derivative related to Service Agreement	406	470	1,436
STOCKHOLDERS' EQUITY:
Preferred Stock - Authorized: 1,000,000 shares at June 30, 2013, December 31, 2012 and December 31, 2011 respectively; Issued and Outstanding: 0 shares at June 30, 2013, December 31, 2012 and December 31, 2011 respectively	0	0	0
Common Stock of $ 0.001 par value - Authorized: 100,000,000 shares at June 30, 2013, December 31, 2012 and December 31, 2011 respectively; Issued and Outstanding: 10,441,251 shares at June 30, 2013, December 31, 2012 and December 31, 2011 respectively	10	10	10
Additional Paid-in capital	5,307	4,871	4,651
Accumulated other comprehensive income	11	0	(44)
Accumulated deficit	(5,144)	(3,264)	(1,401)
Total stockholders' equity	184	1,617	3,216
Total liabilities and stockholders' equity	$ 1,630	$ 2,286	$ 4,952